UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22518

Nuveen Short Duration Credit Opportunities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JSD

Nuveen Short Duration Credit Opportunities Fund
Portfolio of Investments	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 157.6% (96.5% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 134.6% (82.4% of Total Investments) (2)

	Aerospace & Defense – 3.3% (2.0% of Total Investments)

$3,076	Sequa Corporation, Term Loan, First Lien	6.874%	LIBOR	5.500%	11/28/21	B	$3,107,571
1,062	Sequa Corporation, Term Loan, Second Lien	10.375%	LIBOR	9.000%	4/26/22	CCC	1,092,731
1,671	Transdigm, Inc., Extend Term Loan F	4.274%	LIBOR	3.000%	6/07/23	Ba2	1,680,397
5,809	Total Aerospace & Defense						5,880,699

	Air Freight & Logistics – 1.4% (0.8% of Total Investments)

882	Americold Realty Operating Partnership, Term Loan B	4.992%	LIBOR	3.750%	12/01/22	BB	893,633
861	PAE Holding Corporation, Term Loan B	6.742%	LIBOR	5.500%	10/20/22	B+	867,489
722	XPO Logistics, Inc., Refinanced Term Loan	3.599%	LIBOR	2.250%	11/01/21	BB+	727,184
2,465	Total Air Freight & Logistics						2,488,306

	Airlines – 2.3% (1.4% of Total Investments)

960	American Airlines, Inc., Replacement Term Loan	3.240%	LIBOR	2.000%	6/27/20	BB+	964,394
1,698	American Airlines, Inc., Replacement Term Loan	3.238%	LIBOR	2.000%	10/10/21	BB+	1,703,399
1,467	American Airlines, Inc., Term Loan B	3.739%	LIBOR	2.500%	12/14/23	BB+	1,473,587
4,125	Total Airlines						4,141,380

	Auto Components – 0.7% (0.4% of Total Investments)

750	DexKo Global, Inc., Term Loan, First Lien	5.365%	LIBOR	4.000%	7/24/24	B	757,346
499	Superior Industries International, Inc., Term Loan B	5.739%	LIBOR	4.500%	5/22/24	B1	502,457
1,249	Total Auto Components						1,259,803

	Automobiles – 1.7% (1.1% of Total Investments)

3,127	Formula One Group, Term Loan B	4.242%	LIBOR	3.000%	2/01/24	N/R	3,155,285

	Building Products – 0.8% (0.5% of Total Investments)

1,491	Quikrete Holdings, Inc., Term Loan B	3.992%	LIBOR	2.750%	11/15/23	N/R	1,500,355

	Capital Markets – 0.4% (0.3% of Total Investments)

744	RPI Finance Trust, Term Loan B6	3.333%	LIBOR	2.000%	3/27/23	Baa2	747,746

	Chemicals – 1.0% (0.6% of Total Investments)

427	Ineos US Finance LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	428,608
399	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	404,225
980	Univar, Inc., Term Loan B	3.992%	LIBOR	2.750%	7/01/22	BB	986,567
1,806	Total Chemicals						1,819,400

	Commercial Services & Supplies – 4.5% (2.8% of Total Investments)

496	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.335%	LIBOR	4.000%	10/19/23	B–	498,731
1,795	iQor US, Inc., Term Loan, First Lien	6.335%	LIBOR	5.000%	4/01/21	B	1,794,645
167	iQor US, Inc., Term Loan, Second Lien	10.085%	LIBOR	8.750%	4/01/22	CCC+	161,750
775	KAR Auction Services, Inc., Term Loan B5	3.875%	LIBOR	2.500%	3/09/23	Ba2	782,380
1,485	Monitronics International, Inc., Term Loan B2, First Lien	6.833%	LIBOR	5.500%	9/30/22	B2	1,473,863
586	Protection One, Inc., Term Loan	3.992%	LIBOR	2.750%	5/02/22	BB–	591,704
1,041	Skillsoft Corporation, Initial Term Loan, First Lien	5.992%	LIBOR	4.750%	4/28/21	B–	1,003,272
985	Universal Services of America, Initial Term Loan, First Lien	5.083%	LIBOR	3.750%	7/28/22	B+	983,065
882	West Corporation, Term Loan B	5.242%	LIBOR	4.000%	10/10/24	BB+	884,847
8,212	Total Commercial Services & Supplies						8,174,257

NUVEEN	1

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Communications Equipment – 3.6% (2.2% of Total Investments)

$729	Avaya, Inc., DIP Term Loan	8.739%	LIBOR	7.500%	1/24/18	N/R	$733,709
2,024	Avaya, Inc., Term Loan B3, (5)	6.460%	LIBOR	4.500%	10/26/17	N/R	1,685,338
326	Avaya, Inc., Term Loan B6, (5)	6.500%	LIBOR	5.500%	3/31/18	N/R	271,615
946	Avaya, Inc., Term Loan B7, (5)	6.500%	LIBOR	5.250%	5/29/20	N/R	788,806
792	Colorado Buyer, Inc., Term Loan, First Lien	4.310%	LIBOR	3.000%	5/01/24	Ba3	799,559
365	Colorado Buyer, Inc., Term Loan, Second Lien	8.570%	LIBOR	7.250%	5/01/25	B3	371,875
842	CommScope, Inc., Term Loan B	3.366%	LIBOR	2.000%	12/29/22	Baa3	846,662
1,000	Mitel US Holdings, Inc., Incremental Term Loan	5.130%	LIBOR	3.750%	9/25/23	B+	1,012,710
7,024	Total Communications Equipment						6,510,274

	Construction & Engineering – 0.8% (0.5% of Total Investments)

1,376	Traverse Midstream Partners, Term Loan B	5.330%	LIBOR	4.000%	9/21/24	B+	1,397,181

	Consumer Finance – 2.8% (1.7% of Total Investments)

4,950	First Data Corporation, Term Loan B	3.738%	LIBOR	2.500%	4/26/24	BB+	4,976,666

	Containers & Packaging – 1.3% (0.8% of Total Investments)

744	Berry Global, Inc., Term Loan M	3.491%	LIBOR	2.250%	10/01/22	BB	748,292
1,652	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.992%	LIBOR	2.750%	2/05/23	B+	1,663,998
2,396	Total Containers & Packaging						2,412,290

	Diversified Consumer Services – 1.7% (1.0% of Total Investments)

1,826	Cengage Learning Acquisitions, Inc., Term Loan B	5.485%	LIBOR	4.250%	6/07/23	B+	1,718,020
595	Houghton Mifflin, Term Loan B, First Lien	4.242%	LIBOR	3.000%	5/28/21	B+	569,384
746	Laureate Education, Inc., New Term Loan	5.742%	LIBOR	4.500%	4/26/24	B	751,615
3,167	Total Diversified Consumer Services						3,039,019

	Diversified Financial Services – 1.9% (1.2% of Total Investments)

583	Freedom Mortgage Corporation, Initial Term Loan	6.956%	LIBOR	5.500%	2/23/22	B+	594,426
733	OM Group, Inc., Term Loan B	5.583%	LIBOR	4.250%	2/21/24	B	742,403
2,064	Veritas US, Inc., Term Loan B1	5.833%	LIBOR	4.500%	1/27/23	B+	2,084,295
3,380	Total Diversified Financial Services						3,421,124

	Diversified Telecommunication Services – 8.8% (5.4% of Total Investments)

3,743	CenturyLink, Inc., Term Loan B	2.750%	N/A	N/A	1/31/25	BBB–	3,701,715
495	DTI Holdings, Inc., Term Loan B, First Lien	6.630%	LIBOR	5.250%	10/02/23	B	486,751
2,559	Frontier Communications Corporation, Term Loan B	4.990%	LIBOR	3.750%	1/14/20	BB+	2,442,713
1,985	Greeneden U.S. Holdings II LLC, Term Loan B	5.083%	LIBOR	3.750%	12/01/23	B	2,000,905
2,544	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	4.071%	LIBOR	2.750%	6/30/19	B1	2,540,339
2,253	WideOpenWest Finance LLC, Term Loan B	4.487%	LIBOR	3.250%	8/18/23	B	2,260,407
499	Windstream Corporation, Term Loan B6	5.240%	LIBOR	4.000%	3/29/21	BB+	468,973
2,000	Ziggo B.V., Term Loan E	3.739%	LIBOR	2.500%	4/15/25	BB+	2,006,820
16,078	Total Diversified Telecommunication Services						15,908,623

	Electric Utilities – 3.1% (1.9% of Total Investments)

450	EFS Cogen Holdings LLC, Term Loan B	4.590%	LIBOR	3.250%	6/28/23	Ba3	454,751
2,620	Energy Future Intermediate Holding Company, DIP Term Loan	4.242%	LIBOR	3.000%	6/30/18	Ba3	2,639,474
476	Helix Generation, Term Loan B	5.083%	LIBOR	3.750%	6/03/24	BB	481,552
1,616	Vistra Operations Co., Term Loan B	4.011%	LIBOR	2.750%	8/04/23	BB+	1,623,655
371	Vistra Operations Co., Term Loan C	4.084%	LIBOR	2.750%	8/04/23	BB+	373,055
5,533	Total Electric Utilities						5,572,487

	Electrical Equipment – 0.3% (0.2% of Total Investments)

542	TTM Technologies, Term Loan B	3.742%	LIBOR	2.500%	9/28/24	BBB–	547,361

	Energy Equipment & Services – 0.1% (0.1% of Total Investments)

149	Drill Rigs Holdings, Inc., Restructure Term Loan	8.000%	N/A	N/A	9/20/24	B	151,765

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Equity Real Estate Investment Trusts – 2.8% (1.7% of Total Investments)

$2,501	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.242%	LIBOR	3.000%	10/24/22	BB+	$2,406,281
2,814	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (5)	4.992%	LIBOR	3.750%	12/18/20	Caa2	2,665,360
5,315	Total Equity Real Estate Investment Trusts						5,071,641

	Food & Staples Retailing – 6.7% (4.1% of Total Investments)

8,472	Albertson’s LLC, Term Loan B4, (DD1)	3.992%	LIBOR	2.750%	8/25/21	BB	8,231,679
1,194	Albertson’s LLC, Term Loan B6	4.317%	LIBOR	3.000%	6/22/23	BB	1,158,495
167	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	4.988%	LIBOR	3.750%	2/03/24	B–	162,776
962	Del Monte Foods Company, Term Loan, First Lien	4.570%	LIBOR	3.250%	2/18/21	CCC+	826,547
1,125	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	5.125%	LIBOR	3.875%	6/21/21	BB	1,130,158
666	Save-A-Lot, Term Loan B	7.242%	LIBOR	6.000%	12/05/23	B	598,015
19	Supervalu, Inc., Delayed Draw, Term Loan B	4.742%	LIBOR	3.500%	6/02/24	BB	18,359
31	Supervalu, Inc., Term Loan B	4.735%	LIBOR	3.500%	6/08/24	BB	30,598
12,636	Total Food & Staples Retailing						12,156,627

	Food Products – 2.8% (1.7% of Total Investments)

625	American Seafoods Group LLC, Term Loan B	4.572%	LIBOR	3.250%	8/21/23	BB–	633,594
1,718	Jacobs Douwe Egberts, Term Loan B	3.563%	LIBOR	2.250%	7/02/22	BB	1,735,972
416	Keurig Green Mountain, Inc., Term Loan A, First Lien	2.750%	LIBOR	1.500%	3/03/21	BBB–	415,011
2,250	US Foods, Inc., New Term Loan B	4.000%	LIBOR	2.750%	6/27/23	BB	2,271,332
5,009	Total Food Products						5,055,909

	Health Care Equipment & Supplies – 2.7% (1.7% of Total Investments)

706	Acelity, Term Loan B	4.583%	LIBOR	3.250%	2/02/24	B1	706,337
383	Ardent Medical Services, Inc., Term Loan B, First Lien	6.833%	LIBOR	5.500%	8/04/21	B1	384,454
781	ConvaTec, Inc., Term Loan B	3.583%	LIBOR	2.250%	10/25/23	BB	784,364
852	Greatbatch, Inc., Term Loan B	4.740%	LIBOR	3.500%	10/27/22	B+	856,779
1,303	Onex Carestream Finance LP, Term Loan, First Lien	5.333%	LIBOR	4.000%	6/07/19	B+	1,307,541
841	Onex Carestream Finance LP, Term Loan, Second Lien	9.833%	LIBOR	8.500%	12/07/19	B–	825,709
4,866	Total Health Care Equipment & Supplies						4,865,184

	Health Care Providers & Services – 6.3% (3.8% of Total Investments)

1,500	Air Medical Group Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,508,910
997	Air Medical Group Holdings, Inc., Term Loan, First Lien	5.239%	LIBOR	4.000%	4/28/22	B1	1,002,936
345	Community Health Systems, Inc., Term Loan G	4.067%	LIBOR	2.750%	12/31/19	BB	338,515
615	Community Health Systems, Inc., Term Loan H	4.317%	LIBOR	3.000%	1/27/21	BB	597,160
1,684	Envision Healthcare Corportation, Term Loan B, First Lien	4.250%	LIBOR	3.000%	12/01/23	BB–	1,693,865
1,523	Heartland Dental Care, Inc., Term Loan, First Lien	6.090%	LIBOR	4.750%	7/28/23	B2	1,547,294
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	LIBOR	8.500%	7/31/24	CCC	505,000
660	Millennium Laboratories, Inc., Term Loan B, First Lien	7.742%	LIBOR	6.500%	12/21/20	CCC+	326,011
682	MultiPlan, Inc., Term Loan B	4.333%	LIBOR	3.000%	6/07/23	B+	689,223
750	PharMerica, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B1	756,094
197	Quorum Health Corp., Term Loan B	8.066%	LIBOR	6.750%	4/29/22	B2	199,862
1,691	Select Medical Corporation, Tranche B, Term Loan	4.850%	LIBOR	3.500%	3/01/21	Ba2	1,715,172
430	Vizient, Inc., New Term Loan B	4.742%	LIBOR	3.500%	2/13/23	BB–	433,456
11,574	Total Health Care Providers & Services						11,313,498

	Health Care Technology – 1.2% (0.7% of Total Investments)

674	Catalent Pharma Solutions, Inc., Term Loan B	3.492%	LIBOR	2.250%	5/31/24	BB	680,658
1,493	Emdeon, Inc., Term Loan	3.992%	LIBOR	2.750%	3/01/24	Ba3	1,502,761
2,167	Total Health Care Technology						2,183,419

NUVEEN	3

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Hotels, Restaurants & Leisure – 7.1% (4.3% of Total Investments)

$1,968	Burger King Corporation, Term Loan B3	3.528%	LIBOR	2.250%	2/16/24	Ba3	$1,972,522
565	Caesars Entertainment Operating Company, Inc., Term Loan B, (DD1)	3.742%	LIBOR	2.500%	10/07/24	BB	566,145
2,000	Caesars Resort Collection, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB	2,015,000
1,565	CCM Merger, Inc., Term Loan B	3.992%	LIBOR	2.750%	8/09/21	BB–	1,577,804
1,649	CityCenter Holdings LLC, Term Loan B	3.742%	LIBOR	2.500%	4/18/24	BB–	1,658,921
978	Life Time Fitness, Inc., Term Loan B	4.317%	LIBOR	3.000%	6/10/22	BB–	981,479
2,184	Scientific Games Corporation, Term Loan B4	4.516%	LIBOR	3.250%	8/14/24	B+	2,211,705
1,735	Station Casino LLC, Term Loan B	3.740%	LIBOR	2.500%	6/08/23	BB–	1,743,420
12,644	Total Hotels, Restaurants & Leisure						12,726,996

	Household Products – 1.0% (0.6% of Total Investments)

1,483	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.742%	LIBOR	3.500%	11/16/20	B1	1,287,534
449	Serta Simmons Holdings LLC, Term Loan, First Lien, (DD1)	4.830%	LIBOR	3.500%	11/08/23	B1	443,400
1,932	Total Household Products						1,730,934

	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)

405	Dynegy, Inc., Tranche Term Loan C1	4.492%	LIBOR	3.250%	2/07/24	BB	407,603

	Industrial Conglomerates – 2.1% (1.3% of Total Investments)

1,354	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.615%	LIBOR	4.250%	6/16/24	B	1,363,732
750	Education Adisory Board, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD		752,813
1,194	Foresight Energy LLC, Term Loan,First Lien	7.083%	LIBOR	5.750%	3/28/22	B+	1,129,524
313	Robertshaw US Holding Corp., Term Loan, First Lien	5.750%	LIBOR	4.500%	8/02/24	B1	317,188
150	Robertshaw US Holding Corp., Term Loan, Second Lien	10.250%	LIBOR	9.000%	2/04/25	CCC+	150,375
3,761	Total Industrial Conglomerates						3,713,632

	Insurance – 1.0% (0.6% of Total Investments)

498	Acrisure LLC, Term Loan, First Lien	6.272%	LIBOR	5.000%	11/22/23	B	500,609
1,265	Hub International Holdings, Inc., Initial Term Loan	4.312%	LIBOR	3.000%	10/02/20	B1	1,276,472
1,763	Total Insurance						1,777,081

	Internet and Direct Marketing Retail – 0.8% (0.5% of Total Investments)

1,395	Travelport LLC, Term Loan B	4.061%	LIBOR	2.750%	8/31/21	B+	1,398,738

	Internet Software & Services – 2.8% (1.7% of Total Investments)

990	Ancestry.com, Inc., Term Loan, First Lien	4.490%	LIBOR	3.250%	10/19/23	B1	1,002,583
764	Rackspace Hosting, Inc., Term Loan B	4.311%	LIBOR	3.000%	11/03/23	Ba3	764,898
1,282	Sabre, Inc., Term Loan B	3.492%	LIBOR	2.250%	2/22/24	Ba2	1,289,747
1,109	SkillSoft Corporation, Term Loan, Second Lien	9.492%	LIBOR	8.250%	4/28/22	CCC	950,877
748	TierPoint LLC, Term Loan, First Lien	4.992%	LIBOR	3.750%	5/05/24	BB	757,009
250	TierPoint LLC, Term Loan, Second Lien	8.492%	LIBOR	7.250%	5/05/25	B–	254,688
5,143	Total Internet Software & Services						5,019,802

	IT Services – 2.9% (1.8% of Total Investments)

750	DigiCert, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B+	760,155
694	Gartner, Inc., Term Loan A	3.242%	LIBOR	2.000%	3/21/22	BB+	698,086
498	Gartner, Inc., Term Loan B	3.242%	LIBOR	2.000%	4/05/24	BB+	502,164
500	PEAK 10, Inc., Term Loan B	4.811%	LIBOR	3.500%	8/01/24	B	503,673
280	PEAK 10, Inc., Term Loan, Second Lien	8.561%	LIBOR	7.250%	8/01/25	CCC+	288,225
998	Tempo Acquisition LLC, Term Loan B	4.242%	LIBOR	3.000%	5/01/24	B1	1,002,178
586	Vantiv, Inc., Term Loan B	3.239%	LIBOR	2.000%	8/07/24	BBB–	590,400
164	Vantiv, Inc., Term Loan B1, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	165,079
741	WEX, Inc., Term Loan B	3.992%	LIBOR	2.750%	7/01/23	BB–	749,950
5,211	Total IT Services						5,259,910

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Leisure Products – 1.7% (1.1% of Total Investments)

$1,031	24 Hour Fitness Worldwide, Inc., Term Loan B	5.085%	LIBOR	3.750%	5/28/21	Ba3	$1,033,891
1,073	Academy, Ltd., Term Loan B	5.264%	LIBOR	4.000%	7/01/22	B3	796,008
1,255	Equinox Holdings, Inc., Term Loan, First Lien	4.492%	LIBOR	3.250%	3/08/24	B+	1,265,746
3,359	Total Leisure Products						3,095,645

	Machinery – 1.2% (0.7% of Total Investments)

961	Gardner Denver, Inc., Term Loan B	4.083%	LIBOR	2.750%	7/30/24	B+	967,498
633	Gates Global LLC, Initial Dollar Term Loan B1	4.583%	LIBOR	3.250%	4/01/24	B+	638,388
583	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	5.833%	LIBOR	4.500%	11/27/20	B3	551,250
2,177	Total Machinery						2,157,136

	Marine – 0.3% (0.2% of Total Investments)

694	American Commercial Lines LLC, Term Loan B, First Lien	9.992%	LIBOR	8.750%	11/12/20	B–	538,523

	Media – 10.8% (6.6% of Total Investments)

839	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.628%	LIBOR	3.250%	7/23/21	B1	796,833
995	Affinion Group Holdings, Inc., Term Loan, First Lien	9.059%	LIBOR	7.750%	5/10/22	B2	1,002,930
477	Catalina Marketing Corporation, Term Loan, First Lien	4.742%	LIBOR	3.500%	4/09/21	B1	394,931
500	Catalina Marketing Corporation, Term Loan, Second Lien	7.992%	LIBOR	6.750%	4/11/22	Caa1	275,625
2,812	Clear Channel Communications, Inc., Tranche D, Term Loan	8.083%	LIBOR	6.750%	1/30/19	Caa1	2,117,345
2,382	Clear Channel Communications, Inc., Term Loan E	8.833%	LIBOR	7.500%	7/30/19	Caa1	1,794,551
2,693	Cumulus Media, Inc., Term Loan B, (5)	4.500%	LIBOR	3.250%	12/23/20	Caa1	2,352,816
901	Emerald Expositions Holdings, Inc., Term Loan B	4.333%	LIBOR	3.000%	5/17/24	BB	913,706
960	Getty Images, Inc., Term Loan B, First Lien	4.833%	LIBOR	3.500%	10/18/19	B3	840,811
444	Gray Television, Inc., Term Loan B2	3.735%	LIBOR	2.500%	2/07/24	BB	448,120
726	IMG Worldwide, Inc., Term Loan, First Lien	4.640%	LIBOR	3.250%	5/06/21	B+	731,996
463	Lions Gate Entertainment Corporation, Term Loan B	4.242%	LIBOR	3.000%	12/08/23	Ba2	466,549
833	LSC Communications, Term Loan	7.203%	LIBOR	6.000%	9/30/22	Ba3	840,625
1,975	McGraw-Hill Education Holdings LLC, Term Loan B	5.242%	LIBOR	4.000%	5/02/22	BB+	1,975,207
249	Nexstar Broadcasting Group, Term Loan, (DD1)	3.735%	LIBOR	2.500%	1/17/24	BB+	251,111
1,983	Nexstar Broadcasting Group, Term Loan B, (DD1)	3.735%	LIBOR	2.500%	1/17/24	BB–	1,997,941
250	Red Ventures, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	248,750
977	Springer Science & Business Media, Inc., Term Loan B13, First Lien	4.742%	LIBOR	3.500%	8/14/22	B	981,752
1,000	Virgin Media Investment Holdings, Limited Term Loan I	3.989%	LIBOR	2.750%	1/31/25	BB–	1,005,125
21,459	Total Media						19,436,724

	Metals & Mining – 1.2% (0.8% of Total Investments)

873	CanAm Construction, Inc., Term Loan B	6.738%	LIBOR	5.500%	7/01/24	B	882,632
497	Fairmount Minerals, Ltd., Term Loan B1, First Lien	6.750%	LIBOR	5.750%	9/05/19	B+	496,737
831	Zekelman Industries, Term Loan B	4.073%	LIBOR	2.750%	6/14/21	BB–	838,022
2,201	Total Metals & Mining						2,217,391

	Multiline Retail – 0.7% (0.4% of Total Investments)

895	Belk, Inc., Term Loan B, First Lien	6.099%	LIBOR	4.750%	12/12/22	B2	743,595
461	Hudson’s Bay Company, Term Loan B, First Lien	4.522%	LIBOR	3.250%	9/30/22	BB–	450,346
1,356	Total Multiline Retail						1,193,941

	Oil, Gas & Consumable Fuels – 3.9% (2.4% of Total Investments)

1,091	BCP Renaissance Parent, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB–	1,105,227
750	California Resources Corporation, Term Loan	11.612%	LIBOR	10.375%	12/31/21	B	806,873
287	California Resources Corporation, Term Loan A, First Lien	4.242%	LIBOR	3.000%	11/25/19	B1	277,920
389	Crestwood Holdings LLC, Term Loan B	9.237%	LIBOR	8.000%	6/19/19	B–	390,579

NUVEEN	5

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$90	Energy and Exploration Partners, Term Loan, Second Lien, (cash 5.000%, PIK 5.000%)	5.000%	N/A	N/A	5/13/22		$5,865
500	Fieldwood Energy LLC, Term Loan, First Lien	4.208%	LIBOR	2.875%	10/01/18	B–	479,375
786	Fieldwood Energy LLC, Term Loan, First Lien	8.333%	LIBOR	7.000%	8/31/20	B–	716,642
508	Fieldwood Energy LLC, Term Loan, Second Lien	8.458%	LIBOR	7.125%	9/30/20	CCC–	192,332
1,463	Fieldwood Energy LLC, Term Loan, Second Lien	8.458%	LIBOR	7.125%	9/30/20	B–	1,050,728
1,637	Harvey Gulf International Marine, Inc., Term Loan B, (5)	0.000%	N/A	N/A	6/18/20	CCC–	590,323
762	Peabody Energy Corporation, Term Loan B	4.742%	LIBOR	3.500%	3/31/22	Ba3	769,048
905	Seadrill Partners LLC, Initial Term Loan	4.333%	LIBOR	3.000%	2/21/21	CCC+	691,922
18	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC+	15,353
9,186	Total Oil, Gas & Consumable Fuels						7,092,187

	Pharmaceuticals – 3.3% (2.0% of Total Investments)

1,359	Concordia Healthcare Corporation, Term Loan B, First Lien, (DD1)	5.492%	LIBOR	4.250%	10/21/21	Caa2	1,137,438
1,990	Grifols, Inc., Term Loan B	3.453%	LIBOR	2.250%	1/31/25	BB	1,999,373
2,731	Pharmaceutical Product Development, Inc., Term Loan, First Lien	4.040%	LIBOR	2.750%	8/18/22	Ba3	2,749,216
74	Valeant Pharmaceuticals International, Inc., Series F3, Tranche B, Term Loan	5.990%	LIBOR	4.750%	4/01/22	BB–	75,486
6,154	Total Pharmaceuticals						5,961,513

	Professional Services – 1.1% (0.7% of Total Investments)

919	Ceridian Corporation, Term Loan B2	4.739%	LIBOR	3.500%	9/15/20	Ba3	920,393
995	Nielsen Finance LLC, Term Loan B4	3.238%	LIBOR	2.000%	10/04/23	BBB–	999,975
1,914	Total Professional Services						1,920,368

	Real Estate Management & Development – 1.7% (1.0% of Total Investments)

1,096	Capital Automotive LP, Term Loan, First Lien	4.250%	LIBOR	3.000%	3/25/24	B1	1,099,934
1,832	Capital Automotive LP, Term Loan, Second Lien	7.240%	LIBOR	6.000%	3/24/25	CCC+	1,887,090
2,928	Total Real Estate Management & Development						2,987,024

	Road & Rail – 0.5% (0.3% of Total Investments)

983	Quality Distribution, Incremental Term Loan, First Lien	6.833%	LIBOR	5.500%	8/18/22	B2	979,223

	Semiconductors & Semiconductor Equipment – 2.0% (1.2% of Total Investments)

858	Lumileds, Term Loan, First Lien	5.817%	LIBOR	4.500%	6/30/24	Ba3	870,826
988	Micron Technology, Inc., New Term Loan B	3.390%	LIBOR	2.000%	4/26/22	Baa2	998,609
693	Microsemi Corporation, Term Loan B	3.488%	LIBOR	2.250%	1/17/23	BB	697,245
1,009	On Semiconductor Corp., New Term Loan B	3.492%	LIBOR	2.250%	3/31/23	Ba1	1,014,714
3,548	Total Semiconductors & Semiconductor Equipment						3,581,394

	Software – 12.8% (7.8% of Total Investments)

879	Blackboard, Inc., Term Loan B4	6.354%	LIBOR	5.000%	6/30/21	B+	844,293
1,944	BMC Software, Inc., Initial Term Loan B1	5.242%	LIBOR	3.750%	9/10/22	B+	1,959,681
621	Computer Sciences Government Services, Term Loan B	3.333%	LIBOR	2.000%	11/30/23	BBB	625,073
1,744	Compuware Corporation, Term Loan B2, First Lien	5.630%	LIBOR	4.250%	12/15/21	B	1,772,355
115	Compuware Corporation, Term Loan, Second Lien	9.616%	LIBOR	8.250%	12/15/22	B–	116,806
694	Ellucian, Term Loan B, First Lien	4.583%	LIBOR	3.250%	9/30/22	B	694,275
2,046	Infor (US), Inc., Term Loan B	4.083%	LIBOR	2.750%	2/01/22	BB	2,051,686
1,477	Informatica Corp., Term Loan B	4.833%	LIBOR	3.500%	8/05/22	B	1,482,810
993	Kronos Incorporated, Term Loan, First Lien	4.812%	LIBOR	3.500%	11/01/23	B	1,000,706
1,250	McAfee Holdings International, Inc., Term Loan, First Lien	5.833%	LIBOR	4.500%	9/27/24	B1	1,259,819
500	McAfee Holdings International, Inc., Term Loan, Second Lien	9.833%	LIBOR	8.500%	9/29/25	B–	509,220
322	Micro Focus International PLC, New Term Loan	3.989%	LIBOR	2.750%	6/21/24	BB–	324,059
2,178	Micro Focus International PLC, Term Loan B	3.988%	LIBOR	2.750%	6/21/24	BB–	2,188,453

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Software (continued)

$1,261	Micro Focus International PLC, Term Loan B2	3.742%	LIBOR	2.500%	11/19/21	BB–	$1,266,930
694	Misys, New Term Loan, Second Lien	8.567%	LIBOR	7.250%	6/13/25	BB–	691,728
744	RP Crown Parent, LLC, Term Loan B	4.242%	LIBOR	3.000%	10/15/23	B1	749,649
524	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B1	3.492%	LIBOR	2.250%	7/08/22	BB+	527,850
25	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B2	3.492%	LIBOR	2.250%	7/08/22	BB+	25,420
3,221	Tibco Software, Inc., Term Loan, First Lien	4.750%	LIBOR	3.500%	12/04/20	B1	3,245,534
743	Vertafore, Inc., Term Loan, First Lien	4.492%	LIBOR	3.250%	6/30/23	B	748,440
968	Vertiv Co., New Term Loan B	5.242%	LIBOR	4.000%	11/30/23	Ba3	976,749
22,943	Total Software						23,061,536

	Specialty Retail – 0.6% (0.4% of Total Investments)

927	Petco Animal Supplies, Inc., Term Loan B1	4.380%	LIBOR	3.000%	1/26/23	B1	761,373
303	Petsmart Inc., Term Loan B, First Lien	4.240%	LIBOR	3.000%	3/11/22	Ba3	259,626
1,230	Total Specialty Retail						1,020,999

	Technology Hardware, Storage & Peripherals – 7.3% (4.5% of Total Investments)

650	Conduent, Inc., Term Loan B	4.242%	LIBOR	3.000%	12/07/23	BB+	657,769
3,718	Dell International LLC, Refinancing Term Loan B	3.250%	LIBOR	2.000%	9/07/23	BBB–	3,731,329
1,925	Dell International LLC, Replacement Term Loan A2	3.000%	LIBOR	1.750%	9/07/21	BBB–	1,929,495
441	Dell International LLC, Replacement Term Loan A3	2.750%	LIBOR	1.500%	12/31/18	BBB–	441,857
969	Dell Software Group, Term Loan B	7.380%	LIBOR	6.000%	10/31/22	B1	981,486
5,439	Western Digital, Inc., New Term Loan B	3.990%	LIBOR	2.750%	4/29/23	BBB–	5,469,494
13,142	Total Technology Hardware, Storage & Peripherals						13,211,430

	Trading Companies & Distributors – 1.3% (0.8% of Total Investments)

2,358	Avolon, Repriced Term Loan B2	3.488%	LIBOR	2.250%	3/21/22	BBB-	2,379,219

	Transportation Infrastructure – 0.7% (0.4% of Total Investments)

65	Ceva Group PLC, Canadian Term Loan	6.878%	LIBOR	5.500%	3/19/21	B–	63,019
378	Ceva Group PLC, Dutch B.V., Term Loan	6.878%	LIBOR	5.500%	3/19/21	B–	365,509
371	Ceva Group PLC, Synthetic Letter of Credit Term Loan	1.233%	N/A	N/A	3/19/21	B–	359,165
521	Ceva Group PLC, US Term Loan	6.878%	LIBOR	5.500%	3/19/21	B–	504,150
1,335	Total Transportation Infrastructure						1,291,843

	Wireless Telecommunication Services – 2.6% (1.6% of Total Investments)

2,985	Sprint Corporation, Term Loan, First Lien	3.750%	LIBOR	2.500%	2/02/24	Ba2	2,999,611
1,167	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.242%	LIBOR	3.000%	4/23/19	B	1,139,446
594	Syniverse Technologies, Inc., Tranche B, Term Loan	4.333%	LIBOR	3.000%	4/23/19	B	580,087
4,746	Total Wireless Telecommunication Services						4,719,144
$249,157	Total Variable Rate Senior Loan Interests (cost $244,608,590)						242,630,235

Shares	Description (1)						Value

	COMMON STOCKS – 1.7% (1.0% of Total Investments)

	Diversified Consumer Services – 0.2% (0.1% of Total Investments)

39,749	Cengage Learning Holdings II LP, (6)						$290,684

	Energy Equipment & Services – 1.2% (0.7% of Total Investments)

39,988	C&J Energy Services Inc.						1,139,258
26,111	Ocean Rig UDW Inc.						699,253
1,318	Vantage Drill International						244,709
	Total Energy Equipment & Services						2,083,220

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

13,189	Millenium Health LLC						6,595

NUVEEN	7

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Shares	Description (1)				Value

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

41	Energy and Exploration Partners, Inc., (7)				$—
18	Southcross Holdings Borrower LP				11,700
	Total Oil, Gas & Consumable Fuels				11,700

	Semiconductors & Semiconductor Equipment – 0.1% (0.1% of Total Investments)

7,157	Smart Global Holdings, Inc., (7)				218,279

	Specialty Retail – 0.2% (0.1% of Total Investments)

5,454	Gymboree Corporation				97,883
14,849	Gymboree Corporation				345,239
	Total Specialty Retail				443,122
	Total Common Stocks (cost $6,175,045)				3,053,600

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 21.3% (13.1% of Total Investments)

	Communications Equipment – 0.1% (0.1% of Total Investments)

$85	Avaya Inc., 144A, (5)	7.000%	4/01/19	N/R	$71,400
2,085	Avaya Inc., 144A, (5)	10.500%	3/01/21	N/R	127,706
2,170	Total Communications Equipment				199,106

	Diversified Telecommunication Services – 5.7% (3.5% of Total Investments)

1,094	Inelsat Connect Finance SA, 144A	12.500%	4/01/22	CCC–	1,036,565
2,815	IntelSat Jackson Holdings	5.500%	8/01/23	CCC+	2,403,306
1,790	IntelSat Jackson Holdings	9.750%	7/15/25	CCC+	1,803,425
215	IntelSat Limited	6.750%	6/01/18	CCC–	210,700
3,840	IntelSat Limited	7.750%	6/01/21	CCC–	2,409,600
2,100	IntelSat Limited	8.125%	6/01/23	CCC–	1,281,000
1,000	Neptune Finco Corporation, 144A	10.125%	1/15/23	B+	1,145,000
12,854	Total Diversified Telecommunication Services				10,289,596

	Health Care Providers & Services – 1.2% (0.7% of Total Investments)

2,000	HCA Inc.	6.500%	2/15/20	BBB–	2,155,000

	Hotels, Restaurants & Leisure – 2.0% (1.3% of Total Investments)

1,250	Scientific Games Corporation, 144A	7.000%	1/01/22	B+	1,321,875
2,150	Scientific Games International Inc.	10.000%	12/01/22	B–	2,375,750
3,400	Total Hotels, Restaurants & Leisure				3,697,625

	Household Durables – 0.8% (0.5% of Total Investments)

1,410	Lennar Corporation	4.125%	12/01/18	BB+	1,432,913

	Media – 3.8% (2.3% of Total Investments)

100	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	102,669
3,214	Clear Channel Communications Inc., Term Loan B, (5), (7)	12.000%	8/01/21	N/R	—
1,400	Dish DBS Corporation	5.125%	5/01/20	Ba3	1,431,500
1,000	Dish DBS Corporation	5.875%	11/15/24	Ba3	1,001,250
1,000	Hughes Satellite Systems Corporation	6.500%	6/15/19	BBB–	1,061,125
2,835	iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	2,090,812
4,037	iHeartCommunications, Inc., (cash 12.000%, PIK 2.000%)	14.000%	2/01/21	Ca	403,657
1,000	iHeartCommunications, Inc.	9.000%	3/01/21	Caa1	718,750
14,586	Total Media				6,809,763

	Oil, Gas & Consumable Fuels – 2.5% (1.5% of Total Investments)

2,075	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	1,374,687
400	Denbury Resources Inc.	6.375%	8/15/21	CCC+	274,000
2,095	Denbury Resources Inc.	5.500%	5/01/22	CCC+	1,314,613

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$400	Everest Acquisition LLC Finance	9.375%	5/01/20	Caa2	$335,876
1,200	FTS International Inc., 144A, (LIBOR reference rate + 7.500% spread), (17)	8.746%	6/15/20	B+	1,225,500
6,170	Total Oil, Gas & Consumable Fuels				4,524,676

	Semiconductors & Semiconductor Equipment – 0.1% (0.0% of Total Investments)

106	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	119,648

	Software – 1.6% (1.0% of Total Investments)

1,580	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,617,525
450	Boxer Parent Company Inc./BMC Software, 144A, (cash 9.000%, PIK 9.750%)	9.000%	10/15/19	CCC+	450,846
725	Infor Us Inc., 144A	5.750%	8/15/20	BB	746,206
2,755	Total Software				2,814,577

	Technology Hardware, Storage & Peripherals – 0.9% (0.6% of Total Investments)

1,475	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	1,615,125

	Wireless Telecommunication Services – 2.6% (1.6% of Total Investments)

850	Sprint Communications Inc.	7.000%	8/15/20	B+	918,000
2,750	Sprint Corporation	7.875%	9/15/23	B+	3,073,125
250	Sprint Corporation	7.125%	6/15/24	B+	270,235
400	Syniverse Foreign Holdings Corporation, 144A	9.125%	1/15/22	B	408,000
75	T-Mobile USA Inc.	6.836%	4/28/23	BB	79,125
4,325	Total Wireless Telecommunication Services				4,748,485
$51,251	Total Corporate Bonds (cost $41,706,112)				38,406,514
	Total Long-Term Investments (cost $292,489,747)				284,090,349

Shares	Description (1)				Value

	SHORT-TERM INVESTMENTS – 5.7% (3.5% of Total Investments)

	INVESTMENT COMPANIES – 5.7% (3.5% of Total Investments)

10,235,663	BlackRock Liquidity Funds T-Fund Portfolio, (8)				$10,235,663
	Total Short-Term Investments (cost $10,235,663)				10,235,663
	Total Investments (cost $302,725,410) – 163.3%				294,326,012
	Borrowings – (39.9)% (9), (10)				(72,000,000)
	Term Preferred Shares, net of deferred offering costs – (19.1)% (11)				(34,420,126)
	Other Assets Less Liabilities – (4.3)% (12)				(7,628,517)
	Net Assets Applicable to Common Shares – 100%				$180,277,369

NUVEEN	9

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Investments in Derivatives as of October 31, 2017

Credit Default Swaps – OTC Cleared

Referenced Entity	Buy/Sell Protection (13)	Current Credit Spread (14)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Kroger Co.	Buy	1.210%	$2,000,000	1.000%	Quarterly	12/20/22	$972	$17,936	$(16,964)	$1,159

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)		Fixed Rate Payment Frequency	Effective Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$17,500,000	Receive	1-Month LIBOR	1.659%		Monthly	9/15/11	9/15/18	$(17,153)	$(17,153)
Morgan Stanley Capital Services LLC	35,000,000	Pay	1-Month LIBOR	1.500	(15)	Monthly	11/16/15	11/01/20 (16)	(98,652)	(98,652)
	$52,500,000								$(115,805)	$(115,805)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$242,630,235	$—		$242,630,235
Common Stocks	2,835,321	—	218,279		3,053,600
Corporate Bonds	—	38,406,514	—	**	38,406,514
Short-Term Investments:
Investment Companies	10,235,663	—	—		10,235,663
Investments in Derivatives:
Interest Rate Swaps*	—	(16,964)	—		(16,964)
Credit Default Swaps*	—	(115,805)	—		(115,805)
Total	$13,070,984	$280,903,980	$218,279		$294,193,243
*	Represents net unrealized appreciation (depreciation).
**	Value equals zero as of the end of the reporting period.

10	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$304,793,609
Gross unrealized:
Appreciation	$6,220,787
Depreciation	(16,688,384)
Net unrealized appreciation (depreciation) of investments	$(10,467,597)

Tax cost of swaps	$972
Net unrealized appreciation (depreciation) of swaps	$(115,805)

NUVEEN	11

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(9)	Borrowings as a percentage of Total Investments is 24.5%.

(10)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(11)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.7%.

(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(13)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(14)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(15)	Effective November 1, 2017, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every six months on specific dates through the swap contract’s termination date.

(16)	This interest rate swap has an optional early termination date beginning on November 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

(17)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

12	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Short Duration Credit Opportunities Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 29, 2017